Income Taxes	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Free Share X-Change Limited (Anguilla) [Member]
Income Taxes

6.	INCOME TAXES

For the six months ended September 30, 2019, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

	For the six months ended	For the six months ended
	September 30, 2019	September 30, 2018

Tax jurisdictions from:
-Local	$-	$-
-Foreign, representing
- Malaysia	(123,052)	(335,347)
-Anguilla	28,318	146,363
Loss before income tax	$(94,734)	$(188,984)

The provision for income taxes consisted of the following:

	For the six months ended	For the six months ended
	September 30, 2019	September 30, 2018
Current:
-Local	$-	$-
-Foreign	-	-
Deferred:
-Local	-	-
-Foreign	-	-

Income tax expense	$-	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiary that operate in Malaysia that is subject to taxes in the jurisdictions in which it operates, as follows:

Anguilla

Under the current laws of the Anguilla, Free Share X-Change Limited is registered as an international business company which governs by the International Business Companies Act of Anguilla and there is no income tax charged in Anguilla.

Malaysia

Vtrade Technology Sdn Bhd is subject to Malaysia Corporate Tax, which is charged at the statutory income rate range from 18% to 24% on its assessable income.

6.	INCOME TAXES

For the year ended March 31, 2019, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

	For the year ended	For the year ended
	March 31, 2019	March 31, 2018

Tax jurisdictions from:
-Local	$-	$-
-Foreign, representing
- Malaysia	(335,346)	-
-Anguilla	145,815	(269)
Loss before income tax	$(189,531)	$(269)

The provision for income taxes consisted of the following:

	For the year ended	For the year ended
	March 31, 2019	March 31, 2018
Current:
-Local	-	$-
-Foreign	-	-
Deferred:
-Local	-	-
-Foreign	-	-

Income tax expense	-	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company has subsidiary that operate in Malaysia that is subject to taxes in the jurisdictions in which it operates, as follows:

Anguilla

Under the current laws of the Anguilla, Free Share X-Change Limited is registered as an international business company which governs by the International Business Companies Act of Anguilla and there is no income tax charged in Anguilla.

Malaysia

Vtrade Technology Sdn Bhd is subject to Malaysia Corporate Tax, which is charged at the statutory income rate range from 18% to 24% on its assessable income.